Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting policies
Property, plant and equipment are recorded at historical cost, less accumulated amortization and impairment losses. Expenditures for additions and improvements are capitalized. Borrowing costs are capitalized when the asset construction period exceeds 12 months and the borrowing costs are directly attributable to the asset. Expenditures for maintenance and repairs are charged to earnings. Upon retirement, disposal, or destruction of an asset, the cost and related amortization are derecognized and any resulting gain or loss is included in earnings.
Property, plant and equipment are amortized on a straight-line basis over their estimated useful lives as follows:

Buildings	10 - 30 years
Manufacturing plant, equipment and machinery	6 - 25 years
Fixtures, mobile and other equipment	3 - 10 years
Roads and bridges	Not exceeding 40 years
Major maintenance shutdowns	1 - 2 years
Construction-in-progress includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for its intended use. Construction-in-progress is not depreciated. Once the asset is complete and available for use, the construction-in-progress balance is transferred to the appropriate category of property, plant and equipment, and depreciation commences.
Supporting Information

	Manufacturing plant, equipment and machinery	Construction- in-progress	Roads and bridges	Other	Total
As at December 31, 2020	$1,449	$138	$37	$33	$1,657
Acquisitions (note 3)	2,163	118	—	20	2,301
Additions[2]	472	173	17	3	665
Amortization[1]	(497)	—	(13)	—	(510)
Foreign exchange	(8)	(1)	—	—	(9)
Disposals	(4)	—	—	—	(4)
Transfers	176	(176)	—	—	—
As at December 31, 2021	$3,751	$252	$41	$56	$4,100

As at December 31, 2021
Cost	$6,500	$252	$140	$62	$6,954
Accumulated amortization	(2,749)	—	(99)	(6)	(2,854)
Net	$3,751	$252	$41	$56	$4,100

As at December 31, 2021	$3,751	$252	$41	$56	$4,100
Additions	117	343	16	6	482
Amortization[1]	(494)	—	(13)	—	(507)
Impairment (note 16)	(43)	(3)	—	(2)	(48)
Foreign exchange	(37)	(2)	—	(1)	(40)
Disposals	(3)	(2)	—	—	(5)
Transfers	229	(229)	—	—	—
As at December 31, 2022	$3,520	$359	$44	$59	$3,982

As at December 31, 2022
Cost	$6,702	$359	$157	$65	$7,283
Accumulated amortization	(3,182)	—	(113)	(6)	(3,301)
Net	$3,520	$359	$44	$59	$3,982
1.Amortization of $499 million relates to cost of products sold and $8 million relates to selling, general and administration expense (2021 - $506 million and $4 million, respectively).
2.Manufacturing plant, equipment and machinery additions for the year ended December 31, 2021 include $276 million relating to the acquisition of the idled OSB mill near Allendale, South Carolina.